Income Taxes - Tax (Benefit) Provision (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory U.S. Federal tax (benefit) provision					$ (5,058)	$ (1,590)
Foreign taxes (foreign valuation allowance)					1,407	185
Permanent Differences					(1,169)	(1,199)
U.S. state and local income taxes					(791)	48
Change in reserve for uncertain tax provisions					(421)	(329)
Increase in U.S. valuation allowance, net					8,379	17,353
Decrease in foreign valuation allowance, net					0	(14,636)
Refundable credits					0	(145)
Other					195	(272)
Income tax provision (benefit)	$ (901)	$ (662)	$ 19,773	$ 240	$ 2,542	$ (585)